Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Inventories [Table]
The following is a table summarizing our inventories as of June 30, 2025 and December 31, 2024:

	As of
In thousands of U.S. dollars	June 30, 2025	December 31, 2024
European Union Allowance (EUA) (1)	$12,062	$201
Lubricants	6,726	6,478
Bunkers	80	3,139
Other	325	355
	$19,193	$10,173
(1) European Union Allowance (EUA) relates to our compliance with the EU ETS which was expanded to the maritime industry as of January 1, 2024. Under the EU ETS requirements, we purchase EU allowances to offset the greenhouse gas emissions from our vessels that trade to, from, and withi